SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 013
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

December 31, 2025

Name of Plan Sponsor: Macy's, Inc.
Employer Identification Number: 13-3324058
Three-Digit Plan Number: 013

(a)	(b)	(c)	(d)	(e)

	Identity of Issuer, Borrower, Lessor, or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Cost **	Current Value
*	Participant loans	Participants loans, varying maturities with interest rates ranging from 4.25% to 10.50%	$—	$70,430,000

* Represents a party-in-interest to the Plan.

** Historical cost is disclosed only for nonparticipant-directed investments.